GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Changes in Goodwill (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning goodwill	$ 487,107	$ 482,041	$ 473,194
Business acquired		5,385	6,906
Foreign currency translation	(4,570)	(319)	1,941
Ending goodwill	1,041,325	487,107	482,041
Business Combination Successor Entity
Goodwill [Roll Forward]
Beginning goodwill	1,045,895
Ending goodwill		1,045,895
Fire Safety
Goodwill [Roll Forward]
Beginning goodwill	368,438	362,767	354,827
Business acquired		5,385	6,906
Foreign currency translation	(3,618)	286	1,034
Ending goodwill	867,807	368,438	362,767
Fire Safety | Business Combination Successor Entity
Goodwill [Roll Forward]
Beginning goodwill	871,425
Ending goodwill		871,425
Oil Additives
Goodwill [Roll Forward]
Beginning goodwill	118,669	119,274	118,367
Business acquired		0	0
Foreign currency translation	(952)	(605)	907
Ending goodwill	173,518	118,669	$ 119,274
Oil Additives | Business Combination Successor Entity
Goodwill [Roll Forward]
Beginning goodwill	$ 174,470
Ending goodwill		$ 174,470